INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets And Below Market Lease Excluding Goodwill [Abstract]
Schedule of intangible assets, net
Intangible assets, net consist of the following:

	As of December 31,
	2014	2015
Brand name	28,600	28,600
Franchise agreements	7,700	11,000
Non-compete agreement	400	400
Favorable lease agreements	79,378	120,661
Purchased software	35,298	44,405
Total	151,376	205,066
Less: Accumulated amortization	(46,839)	(60,254)
Total	104,537	144,812

Unfavorable lease	Unfavorable lease
	As of December 31,
	2014	2015
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,604)	(2,893)
Unfavorable lease agreements, net	1,320	1,031

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease
The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for	Amortization for
	Intangible Assets	Unfavorable Lease	Net Amortization
2016	14,683	(209)	14,474
2017	14,326	(130)	14,196
2018	13,222	(130)	13,092
2019	12,702	(130)	12,572
2020	12,322	(130)	12,192
Thereafter	48,957	(302)	48,655
	116,212	(1,031)	115,181